Revenues - Summary of the Company's Revenues Disaggregated By Revenue Category (Detail) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)
Revenue from Contract with Customer [Abstract]
Revenues	¥ 4,025,279	$ 631,654	¥ 2,580,810	¥ 2,055,789
On demand delivery solution services [Member]
Revenue from Contract with Customer [Abstract]
Revenues	3,828,956	600,847	2,536,818	2,027,351
Mobility Solution Services [Member]
Revenue from Contract with Customer [Abstract]
Revenues	110,168	17,287	31,587	28,176
Others [Member]
Revenue from Contract with Customer [Abstract]
Revenues	6,420	1,008
Housekeeping Services [Member]
Revenue from Contract with Customer [Abstract]
Revenues	¥ 79,735	$ 12,512	¥ 12,405	¥ 262